Fair Value Of Financial Instruments (Narrative) (Details) (JPY ¥)	12 Months Ended			3 Months Ended					12 Months Ended	3 Months Ended						12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Financial Assets, Excluding Derivative Assets [Member]	Mar. 31, 2012 Equity Securities [Member]	Mar. 31, 2012 Financial Liabilities, Excluding Derivative Liabilities [Member]	Mar. 31, 2012 Long Term Debt [Member]	Mar. 31, 2012 Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]	Mar. 31, 2011 Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]	Mar. 31, 2012 Derivative [Member]	Mar. 31, 2012 Interest Rate Contract [Member]	Mar. 31, 2012 Credit Risk Contract [Member]	Mar. 31, 2012 Trading Liabilities [Member]	Mar. 31, 2012 Credit Concentration Risk [Member]	Mar. 31, 2011 Credit Concentration Risk [Member]	Mar. 31, 2012 Ashikaga Holdings Co., Ltd [Member]	Mar. 31, 2011 Ashikaga Holdings Co., Ltd [Member]	Mar. 31, 2010 Ashikaga Holdings Co., Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Transfer from Level 1 to level 2				¥ 115,000,000,000	¥ 113,000,000,000	¥ 180,000,000,000							¥ 171,000,000,000
Transfer from Level 2 to level 1				12,000,000,000	7,000,000,000	7,000,000,000							7,000,000,000
Transfers out of Level 3, Assets				25,000,000,000				16,000,000,000	43,000,000,000	21,000,000,000	19,000,000,000
Transfers out of Level 3, Liabilities						48,000,000,000	48,000,000,000
Transfers into Level 3, Assets				15,000,000,000				9,000,000,000		34,000,000,000	14,000,000,000	21,000,000,000
Transfers into Level 3, Liabilities						1,000,000,000
Realized and unrealized losses on derivatives when the transfer into Level 3 occurred											5,000,000,000	2,000,000,000
Percentage of ownership of common stock																47.00%	45.50%
Total revenue	1,851,760,000,000	1,385,492,000,000	1,356,751,000,000													101,000,000,000	106,000,000,000	118,000,000,000
Total expense																84,000,000,000	90,000,000,000	93,000,000,000
Net income	26,054,000,000	31,925,000,000	68,086,000,000													17,000,000,000	16,000,000,000	25,000,000,000
Total assets	35,697,312,000,000	36,692,990,000,000														5,334,000,000,000	5,219,000,000,000
Total liabilities	33,308,175,000,000	34,601,354,000,000														5,097,000,000,000	4,979,000,000,000
Gains (losses) from changes in fair value of financial liabilities for which the fair value option was elected attributabule to the change in Nomura's creditworthiness	17,000,000,000	9,000,000,000	(64,000,000,000)
Defferences between the fair value of aggregate unpaid principal balance(which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	(13,000,000,000)	(50,000,000,000)
Defferences between the fair value of aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables	1,000,000,000
Loans and recievables for which the fair value option was elected that were 90 days or more past due
Concentrations of credit risk, percentage														18.00%	19.00%
Office buildings, land, equipment, and facilities, Impaired during Period, Fair Value	¥ 17,000,000,000